EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments	The summarized financial information as of December 31, 2023 and for the fiscal years ended 2023 and 2022 is as follows:

As of
(In thousands)	December 31, 2023
Current assets	$924,110
Non-current assets	711,499
Current liabilities	361,072
Non-current liabilities	667,617
Non-controlling interest	615,395

	Fiscal Year Ended
(In thousands)	December 31, 2023	January 1, 2023
Revenue	$1,637,862	$1,619,358
Gross profit (loss)	1,433	(40,099)
Loss from operations	(135,799)	(177,283)
Net loss	(136,433)	(159,888)
Net loss attributable to HSPV	(33,708)	(62,820)

Schedule of Related Party Transactions with TZE and its Affiliates Excluding the JV
The following related party balances as of December 31, 2023 and amounts are associated with transactions entered into with TotalEnergies and its affiliates, up to August 30, 2024, which is the date that TotalEnergies is no longer a related party:

As of
(In thousands)	December 31, 2023
Accounts receivable	$13,390
Other receivables, current	794
Accounts payable	232
Contract liabilities, current portion	218
Contract liabilities, net of current portion	—
Refund liabilities (Note 6)	18,229

	Fiscal Year Ended
(In thousands)	December 31, 2024	December 31, 2023	January 1, 2023
Revenue	$2,289	$99,694	$76,216
The following related party balances and amounts summarizes transactions entered into with TZE and its affiliates, excluding transactions with HSPV:

	As of
(In thousands)	December 31, 2024	December 31, 2023
Deposit from TZE for sale of entities (Note 6)	$40,000	$—
Convertible notes (Note 11)	306,958	207,000

	Fiscal Year Ended
(In thousands)	December 31, 2024	December 31, 2023	January 1, 2023
Payments for purchases of silicon wafer	$—	$121,770	$87,228
Contractual interest expense on Existing 1L Notes	16,025	15,525	5,822
Contractual interest expense on New 1L Notes	3,169	—	$—
Sale of equity interest in joint venture	24,083	—	—
Sale of intellectual property	10,000	—	—
Related-party transactions with HSPV are as follows:

	As of
(In thousands)	December 31, 2024	December 31, 2023
Accounts payable	$261	$9,920
Liabilities classified as held for sale	15,401	—

	Fiscal Year Ended
(In thousands)	December 31, 2024	December 31, 2023	January 1, 2023
Payments made to investee for products/services	$70,613	$226,118	$331,004

Debt Securities, Trading, and Equity Securities, FV-NI

	As of
(In thousands)	December 31, 2024	December 31, 2023
Equity method investment	$—	$—
Equity investments without readily determinable fair value	4,000	4,000
Total equity investments	$4,000	$4,000